                     COHEN & STEERS EQUITY INCOME FUND, INC.

                             CLASS A, B AND C SHARES


                        SUPPLEMENT DATED August 24, 2004
                       TO THE PROSPECTUS DATED MAY 1, 2004

The information below supplements and replaces the information in "Management of the Fund - Portfolio Managers":

         The Fund's portfolio managers are:

         Martin Cohen - Mr. Cohen is a director, president and treasurer of the fund. He is co-chairman and co-chief executive officer of Cohen & Steers Capital Management, Inc., the fund's investment adviser, which is a wholly owned subsidiary of Cohen & Steers, Inc., and vice president of Cohen & Steers Securities, LLC, the fund's distributor. Mr. Cohen has been a portfolio manager of the fund since its inception.

         Robert H. Steers - Mr. Steers is a director, chairman and secretary of the fund. He is co-chairman and co-chief executive officer of the fund's investment adviser, and president of the Fund's distributor. Mr. Steers has been a portfolio manager of the fund since its inception.

         Joseph M. Harvey - Mr. Harvey joined the investment adviser in 1992 and currently serves as president. He was appointed a portfolio manager of the fund in August 2004.

                     COHEN & STEERS EQUITY INCOME FUND, INC.

                                 CLASS I SHARES


                        SUPPLEMENT DATED August 24, 2004
                       TO THE PROSPECTUS DATED MAY 1, 2004


The information below supplements and replaces the information in "Management of the Fund - Portfolio Managers":

         The Fund's portfolio managers are:

         Martin Cohen - Mr. Cohen is a director, president and treasurer of the fund. He is co-chairman and co-chief executive officer of Cohen & Steers Capital Management, Inc., the fund's investment adviser, which is a wholly owned subsidiary of Cohen & Steers, Inc., and vice president of Cohen & Steers Securities, LLC, the fund's distributor. Mr. Cohen has been a portfolio manager of the fund since its inception.

         Robert H. Steers - Mr. Steers is a director, chairman and secretary of the fund. He is co-chairman and co-chief executive officer of the fund's investment adviser, and president of the Fund's distributor. Mr. Steers has been a portfolio manager of the fund since its inception.

         Joseph M. Harvey - Mr. Harvey joined the investment adviser in 1992 and currently serves as president. He was appointed a portfolio manager of the fund in August 2004.